ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY	12 Months Ended
Dec. 31, 2024
Real Estate [Abstract]
ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY
NOTE 11 — ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY
Dole continuously reviews its assets in order to identify those assets that do not meet Dole’s future strategic direction or internal economic return criteria. As a result of this review, Dole has identified and is in the process of selling certain assets which are classified as either held-for-sale or actively marketed property. The assets that have been identified are available for sale in their present condition and an active program is underway to sell the properties. For property classified as held-for-sale, their sale is anticipated to occur during the ensuing year, while the timing of the sale of property specifically classified as actively marketed is uncertain.
Assets held-for-sale
As of December 31, 2024 and December 31, 2023, assets held for sale were $1.4 million and $1.8 million, respectively, of property, plant and equipment. There were no liabilities held for sale as of December 31, 2024 and December 31, 2023. During the year ended December 31, 2024, Dole approved and committed to selling equipment in Chile in the Diversified Fresh Produce – Americas & ROW reportable segment and Spain in the Diversified Fresh Produce – EMEA reportable segment, with total net book values of $0.6 million and $0.1 million, respectively. During the year ended December 31, 2023, Dole approved and committed to sell two vessels and a number of properties in Latin America in the Fresh Fruit reportable segment, two properties in the U.S. in the Diversified Fresh Produce – Americas & ROW reportable segment, one property in Ireland in the Diversified Fresh Produce – EMEA reportable segment and certain assets in the U.S. that are excluded from the Vegetables exit process. As a result, assets with total net book values of $1.1 million, $3.2 million, $0.2 million and $6.9 million, respectively, were transferred to assets held for sale.
In the year ended December 31, 2024, Dole sold assets in the Diversified Fresh Produce – EMEA reportable segment and Diversified Fresh Produce – Americas & ROW reportable segment, with a total net book value of $1.1 million, at a gain of $0.1 million. In the year ended December 31, 2023, Dole sold the two vessels and properties in Latin in the Fresh Fruit reportable segment, three properties in the U.S. in the Diversified Fresh Produce – Americas & ROW reportable segment and the assets in the U.S. that are excluded from the Vegetables exit process, with a total net book value of $10.0 million, at a total gain of $20.8 million. In the year ended December 31, 2022, Dole sold two buildings in Europe in the Diversified Fresh Produce – EMEA reportable segment, with a total net book value of $2.8 million, at a total gain of $7.8 million.
A rollforward of assets held-for-sale for the years ended December 31, 2024 and December 31, 2023 in the consolidated balance sheets was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$645
Additions	11,315
Other	(150)
Sales	(9,978)
Balance as of December 31, 2023	1,832
Additions	671
Sales	(1,069)
Other	(15)
Balance as of December 31, 2024	$1,419
Actively marketed property
As of December 31, 2024 and December 31, 2023, actively marketed property was $45.8 million and $13.8 million, respectively, and consisted entirely of land in Hawaii in the Fresh Fruit reportable segment with total reclassifications from land into actively marketed property of $32.0 million in the year ended December 31, 2024. In the year ended December 31, 2024, no actively marketed property was sold. In the years ended December 31, 2023 and December 31, 2022, Dole sold actively marketed Hawaii land, with net book values of $17.2 million and $20.7 million, respectively, at total gains of $31.7 million and $2.5 million, respectively.
A rollforward of actively marketed property for the years ended December 31, 2024 and December 31, 2023 in the consolidated balance sheets was as follows:

.	Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2022	$31,007
Land sales	(17,226)
Balance as of December 31, 2023	13,781
Land additions from property, plant and equipment	31,997
Balance as of December 31, 2024	$45,778